Restricted Net Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 The PRC CNY	Dec. 31, 2013 The PRC CNY
Restricted Net Assets
Restricted net assets				113,771	120,528
Retained earnings balance of the Group's PRC entities after appropriation to statutory reserves	$ 23,587	146,345	126,367	262,568	219,876